Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash Equivalents, Original Maturity Period, Maximum	3 months
Loans and Leases Receivable, Placed on Nonaccrual Status, Period Delinquent	90 days
Advertising	$ 596,440	$ 532,660	$ 416,322